Related Party Balance and Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY BALANCE AND TRANSACTIONS

NOTE 16 – RELATED PARTY BALANCE AND TRANSACTIONS

The following is a list of related parties which the Company has transactions with:

(a)	Ningbo Zhuhai Investment Co., Ltd. (“Zhuhai Investment”), a company controlled by Mr. Haiping Hu
(b)	Bally, Corp. (“Bally”), a company controlled by Mr. Haiping Hu
(c)	Mr. Xuanming Wang, General Manager and legal representative of GMB (Hangzhou)
(d)	Mr. Haiwei Zuo, Vice Chairman of the Board, 7.49% shareholder of GMB (Beijing)
(e)	Shanghai Hui Yang Investment Co., 9.6451% shareholder of Sunrise Guizhou and controlled by immediate family members of Mr. Haiping Hu
(f)	Shidong (Suzhou) Investment Co., Ltd., a company of which Mr. Haiping Hu is the CEO
(g)	Mr. Shousheng Guo, Director, 3.00% shareholder of GMB (Beijing)
(h)	Mr. Wenwu Zhang, Director of Sunrise Guizhou
(i)	Mr. Chenming Qi, General Manager, Director and 3.00% shareholder of GIOP BJ; Director of GMB (Hangzhou)
(j)	Ms. Jing Ji, CEO of and 46% shareholder of GMB Technology
(k)	Haicheng Shenhe, 9.6451% shareholder of Sunrise Guizhou
(l)	Guizhou Yilong New Area Industrial Development and Investment Co., Ltd., 3.0864% shareholder of Sunrise Guizhou

a.	Due from related parties

As of December 31, 2022 and 2021, the balances of amount due from related parties were as follows:

		As of December 31,
		2022	2021
Due from related parties
Bally		5,168	5,168
Zhuhai Investment		-	25,534
Mr. Xuanming Wang		20,102	26,664
Mr. Haiwei Zuo		-	7,912
Mr. Wenwu Zhang	(1)	337,420	-
Shidong (Suzhou) Investment Co., Ltd.		37,332	-
Total		$400,022	$65,278

(1)	The balance as of December 31, 2022 represented the prepaid acquisition consideration to purchase Mr. Wenwu Zhang’s equity in Haicheng Shenhe. See Note 7.

b.	Due to related parties

As of December 31, 2022 and 2021, the balances of amounts due to related parties were as follows:

		As of December 31,
		2022	2021
Due to related parties
Mr. Haiping Hu		2,872	-
Mr. Chenming Qi		9,189	-
Ms. Jing Ji		19,923	-
Shanghai HuiYang Investment Co.	(1)	738,128	-
Haicheng Shenhe		50,395	-
Zhuhai Investment		64,643	-
Total		$885,150	$-

(1)	The balance as of December 31, 2022 represented the loans from the related party, with the annual interest rate of 4.35% and was initially due on August 13, 2022 and extended to December 31, 2023.

c.	Deferred revenue -related parties

As of December 31, 2022 and 2021, the balances of deferred revenue of related parties were as follows:

		As of December 31,
		2022	2021
Deferred revenue of related parties
Shanghai Hui Yang Investment Co.	(1)	$347,471	$-
Total		$347,471	$-

(1)	The balance as of December 31, 2022 represented the advance from the related party for tailored services.

d.	Related party transactions

Related party purchase

The Company rented office spaces from Zhuhai Investment. For the years ended December 31, 2022, 2021 and 2020, total rental fee to Zhuhai Investment were $118,475, $103,411 and $96,695, respectively.

The Company purchased graphite material processing service of $450,591 and purchased raw material of $580,452 from Haicheng Shenhe for the year ended December 31, 2022.

The Company purchased professional services from Yihe Beijing. For the year ended December 31, 2020, service costs paid to Beijing Yihe were $27,175.

Related party sales

The Company sold titanium of $205 to Mr. Shousheng Guo for the year ended December 31, 2022.

The Company sold medical wine of $666 to Zhuhai Investment for the year ended December 31, 2021.

e.	Related party guarantee

On August 4, 2022, Surnise Guizhou entered a line of credit financing contract with Bank of Guizhou for revolving credit of RMB 20,000,000, approximately $ 2,871,665, for a term from August 4, 2022 to August 3, 2023. The line of credit was in various means including bank loans, commercial note and letter of credit. As of December 31, 2022, the Company has utilized RMB 13,500,000, approximately $1,938,374, line of credit by issuing commercial notes to its vendors for amount of RMB 27,000,000, approximately $3,876,748. Pursuant to the line of credit contract, the Company was obliged to deposit fifty percent of the notes payable amount issued as restricted cash in the designated bank accounts in Bank of Guizhou. Pursuant to the contract, Mr. Haiping Hu and Guizhou Yilong New Area Industrial Development and Investment Co., Ltd., the non-controlling shareholder of Sunrise Guzhou, were the guarantor of the line of credit.

On September 22, 2022, Sunrise Guizhou entered a financing contract into an eighteen-month loan with Far East to obtain a loan of RMB 20,000,000, approximately $2,871,665, for a term from September 22, 2022 to March 21. On November 4, 2022, Sunrise Guizhou entered a sales and leaseback financing contract into a three-year financing with Ronghe to obtain an amount of RMB 40,000,000, approximately $5,743,331, for a term from November 10, 2022 to November 9, 2025. Pursuant to the financing contracts, Mr. Haiping Hu, CEO and Chairman of the Board of Director was the guarantor for the debt financing. See Note 14.

In July 2022, Sunrise Guizhou entered into purchase agreements with original shareholders of Sunrise to acquire 100% of Sunrise Tech’s assets and equity ownership for a gross consideration of RMB 40,000,000 (approximately $5,743,331), among of which RMB10,000,000 (approximately $1,486,746) was paid in July 2022. The unpaid consideration RMB30,000,000 (approximately $4,307,499) will be paid in installments from 2023 to 2026. The consideration payable is guaranteed by Mr. Haiping Hu. See Note 12.